Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 21,203	$ 20,342
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	12,135	10,086
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	8,730	9,905
Asia Pacific
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 338	$ 351